Share Capital and Per Share Amounts - Schedule of Basic and Diluted Net Income (Loss) Per Share (Details) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Basic and Diluted Net Income (Loss) Per Share [Abstract]
Weighted average shares outstanding - basic	143,119,000	70,253,000	134,325,000	70,083,000
Weighted average share units outstanding	32,000		32,000	95,000
Weighted average anti-dilutive share units	(32,000)		(32,000)
Weighted average shares outstanding - diluted	143,119,000	70,253,000	134,325,000	70,178,000
Basic net income (loss) per share (in Dollars per share)	$ (0.15)	$ (0.12)	$ (0.3)	$ 0.8
Diluted net income (loss) per share (in Dollars per share)	$ (0.15)	$ (0.12)	$ (0.3)	$ 0.8